Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001474103
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 17, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 17, 2021
Prospectus Date	rr_ProspectusDate	May 21, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A